SCHEDULE OF CONDENSED BALANCE SHEET (Details) (Parenthetical) - $ / shares	Mar. 31, 2022	Sep. 30, 2021	Jun. 24, 2020	Jun. 17, 2020	Dec. 11, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000			50,000,000
Ordinary shares, shares issued	8,350,381	8,330,000	5,166,667	15,500,000	15,500,000
Ordinary shares, shares outstanding	8,350,381	8,330,000	5,166,667
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	8,350,381	8,330,000
Ordinary shares, shares outstanding	8,350,381	8,330,000